SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 5,110,145	$ 4,382,850	$ 3,126,823
Total deferred tax asset	5,110,145	4,382,850	3,126,823
Less: Valuation allowance	(5,110,145)	(4,382,850)	(3,126,823)
Net deferred tax asset	$ (0)	$ (0)	$ (0)